CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Foreign currency translation adjustment, net of income tax expenses	¥ 0	¥ 0	¥ 0
Net of listing expense relating to the IPO	36,272	¥ 10,091
IPO
Net of listing expense relating to the IPO	¥ 52,000